Intangible Assets, Net	9 Months Ended
Sep. 30, 2020
Intangible Assets, Net
Intangible Assets, Net

8. Intangible Assets, Net

Intangible assets and related accumulated amortization were as follows:

	December 31, 2019			September 30, 2020
	Gross carrying	Accumulated	Net carrying	Gross carrying	Accumulated	Net carrying
	value	amortization	value	value	amortization	value
Domain names and others	4,342	(2,820)	1,522	4,242	(3,391)	851

The Group recorded amortization expenses of RMB945 and RMB571 for the nine months ended September 30, 2019 and 2020, respectively.